Other assets and prepaid expenses- Summary of Other Noncurrent Assets and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 70,729	$ 59,254
Seller indemnification	5,052	6,974
Equity method investments	3,105	3,556
Total other non-current assets and prepaid expenses	78,886	69,784
Brazil
Other Assets, Noncurrent [Abstract]
Equity method investments	$ 2,500	$ 2,500